Janus Detroit Street Trust

Janus Henderson Small Cap Growth Alpha ETF and

Janus Henderson Small/Mid Cap Growth Alpha ETF

IMPORTANT NOTICE REGARDING INVESTMENT POLICY CHANGES

Supplement dated March 11, 2025

to Currently Effective Prospectuses

The Board of Trustees (the “Trustees”) of Janus Detroit Street Trust, on behalf of Janus Henderson Small Cap Growth Alpha ETF and Janus Henderson Small/Mid Cap Growth Alpha ETF (each a “Fund” and together the “Funds”), has approved changes to each Fund’s investment objective, 80% investment policy, and principal investment strategies as further described below. These changes are part of an initiative to reposition each Fund (the “Repositioning”) to shift its focus from utilizing a passive strategy that seeks investment results that correspond generally, before fees and expenses, to the performance of each Fund’s underlying index (as defined below) to an active, systematic strategy designed to select equity securities of small cap and small/mid cap growth companies, respectively, using a proprietary quantitative methodology.

The Repositioning will be effective on or about May 12, 2025 and the Funds’ prospectuses be updated accordingly.

A summary of the changes for Janus Henderson Small Cap Growth Alpha ETF (“JSML”) follows:

Repositioning Element	Current	New
Investment Objective	The Fund seeks investment results that correspond generally, before fees and expenses, to the performance of its underlying index, the Janus Henderson Small Cap Growth Alpha Index (the “JSML Underlying Index”).	The Fund seeks to provide long-term growth of capital.
Underlying Index	The JSML Underlying Index is composed of common stocks of small-sized companies that are included in the Solactive Small Cap Index, a universe of 2,000 small-sized capitalization stocks. The Solactive Small Cap Index uses the total public market value, or “free-float,” capitalization of a stock to determine whether to include such stock in the Solactive Small Cap Index. The JSML Underlying Index is designed to select small-sized capitalization stocks that are poised for “smart growth” by evaluating each company’s performance in three critical areas: growth, profitability, and capital efficiency. Using a proprietary quantitative methodology, such stocks are scored based on fundamental measures of their growth, profitability, and capital efficiency, and the top 10% of such eligible stocks scoring the highest become the constituents of the JSML Underlying Index. To arrive at the top 10%, for each security in the stated universe, the quantitative methodology assigns a score in each of 10 different fundamental factors, relative to other eligible securities. The stocks with the highest 10% of scores are then weighted within the JSML Underlying Index according to their market capitalization. Finally, the stocks are sector-weighted to reflect the sector allocation weight of Janus Henderson Venture Fund, based on its most recent publicly available holdings. A stock may not represent more than 3% of the Underlying Index. The JSML Underlying Index seeks risk adjusted outperformance relative to a market capitalization weighted universe of small-sized capitalization growth stocks.	None. The Fund no longer seeks investment results that correspond to the performance of the Fund’s Underlying Index.

Repositioning Element	Current	New
80% Investment Policy	The Fund pursues its investment objective by normally investing at least 80% of its net assets (plus any borrowings for investment purposes) in the securities that comprise the JSML Underlying Index.	The Fund will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of small-sized capitalization (“small cap”) companies selected for their growth potential.
Principal Investment Strategies

The Fund uses a “passive,” index-based approach in seeking performance that corresponds to the performance of the JSML Underlying Index. The Fund generally will use a replication methodology, meaning it will invest in the securities composing the JSML Underlying Index in proportion to the weightings in the JSML Underlying Index. However, the Fund may utilize a sampling methodology under various circumstances in which it may not be possible or practicable to purchase all of the securities in the JSML Underlying Index. The Fund may also invest in investments that are not included in the JSML Underlying Index, but which the Adviser believes will help the Fund track the Underlying Index. Such investments include stocks, shares of other investment companies, cash and cash equivalents, including affiliated or non-affiliated money market funds (or unregistered cash management pooled investment vehicles that operate as money market funds).

The Fund uses an active, systematic strategy designed to select equity securities of small cap growth companies using a proprietary quantitative methodology. The Fund seeks to generate alpha and maximize expected excess returns by utilizing a set of proprietary factors or signals based on fundamental research. Alpha is a measure of how much the Fund outperforms relative to its performance benchmark index. The Fund utilizes portfolio optimization techniques to manage risk by maintaining characteristics that are similar to those of the performance benchmark index and to evaluate security combinations and weightings in an effort to construct the portfolio given the Fund’s performance benchmark index and target risk objective.
Principal Investment Risks

Market Risk

Equity Investing Risk

Small-Sized Companies Risk

Growth Securities Risk

Investment Style Risk

Industry and Sector Risk

Early Close/Trading Halt Risk

Index Tracking Risk

Index Provider Risk

Methodology and Model Risk

Passive Investment Risk.

Portfolio Turnover Risk

Securities Lending Risk

Exchange Listing and Trading Issues Risk

Fluctuation of NAV and Market Price Risk

Authorized Participant Risk

Equity Securities Risk

Small-Sized Companies Risk

Growth Securities Risk

Market Risk

Portfolio Management Risk

Industry and Sector Risk

Portfolio Turnover Risk

Securities Lending Risk

Exchange Listing and Trading Issues Risk

Fluctuation of NAV and Market Price Risk

Authorized Participant Risk

A summary of the changes for Janus Henderson Small/Mid Cap Growth Alpha ETF (“JSMD”) follow.

Repositioning Element	Current	New
Investment Objective

The Fund seeks investment results that correspond generally, before fees and expenses, to the performance of its underlying index, the Janus Henderson Small/Mid Cap Growth Alpha Index (the “JSMD Underlying Index”).

The Fund seeks to provide long-term growth of capital.
Underlying Index	The Underlying Index is composed of common stocks of small- and medium-sized companies that are included in the Solactive Small/Mid Cap Index, a universe of 2,500 small- and medium-sized capitalization stocks. The Solactive Small/Mid Cap Index uses the total public market value, or “free-float,” capitalization of a stock to determine whether to include such stock in the Solactive Small/Mid Cap Index. The JSMD Underlying Index is designed to select small- and medium-sized capitalization stocks that are poised for “smart growth” by evaluating each company’s performance in three critical areas: growth, profitability, and capital efficiency. Using a proprietary quantitative methodology, such stocks are scored based on fundamental measures of their growth, profitability, and capital efficiency, and the top 10% of such eligible stocks scoring the highest become the constituents of the JSMD Underlying Index. To arrive at the top 10%, for each security in the stated universe, the quantitative methodology assigns a score in each of 10 different fundamental factors, relative to other eligible securities. The stocks with the highest 10% of scores are then weighted within the Underlying Index according to their market capitalization. Finally, the stocks are sector-weighted to reflect the sector allocation weight of Janus Henderson Triton Fund, based on its most recent publicly available holdings. A stock may not represent more than 3% of the JSMD Underlying Index. The JSMD Underlying Index seeks risk adjusted outperformance relative to a market capitalization weighted universe of small- and medium-sized capitalization growth stocks.	None. The Fund no longer seeks investment results that correspond to the performance of the Fund’s Underlying Index.
80% Investment Policy	The Fund pursues its investment objective by normally investing at least 80% of its net assets (plus any borrowings for investment purposes) in the securities that comprise the JSMD Underlying Index.

The Fund will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of small- and mid-sized capitalization (“small/mid cap”) companies selected for their growth potential.

Principal Investment Strategies

The Fund uses a “passive,” index-based approach in seeking performance that corresponds to the performance of the JSMD Underlying Index. The Fund generally will use a replication methodology, meaning it will invest in the securities composing the JSMD Underlying Index in proportion to the weightings in the JSMD Underlying Index. However, the Fund may utilize a sampling methodology under various circumstances in which it may not be possible or practicable to purchase all of the securities in the JSMD Underlying Index. The Fund may also invest in investments that are not included in the JSMD Underlying Index, but which the Adviser believes will help the Fund track the JSMD Underlying Index. Such investments include stocks, shares of other investment companies, cash and cash equivalents, including affiliated or non-affiliated money market funds (or unregistered cash management pooled investment vehicles that operate as money market funds).

The Fund uses an active, systematic strategy designed to select equity securities of small/mid cap growth companies using a proprietary quantitative methodology. The Fund seeks to generate alpha and maximize expected excess returns by utilizing a set of proprietary factors or signals based on fundamental research. Alpha is a measure of how much the Fund outperforms relative to its performance benchmark index. The Fund utilizes portfolio optimization techniques to manage risk by maintaining characteristics that are similar to those of the performance benchmark index and to evaluate security combinations and weightings in an effort to construct the portfolio given the Fund’s performance benchmark index and target risk objective.

Repositioning Element	Current	New
Principal Investment Risks

Market Risk

Equity Investing Risk

Small- and Mid-Sized Companies Risk

Growth Securities Risk

Investment Style Risk

Industry and Sector Risk

Early Close/Trading Halt Risk

Index Tracking Risk

Index Provider Risk

Methodology and Model Risk

Passive Investment Risk.

Portfolio Turnover Risk

Securities Lending Risk

Exchange Listing and Trading Issues Risk

Fluctuation of NAV and Market Price Risk

Authorized Participant Risk

Equity Securities Risk

Small-and Mid- Sized Companies Risk

Growth Securities Risk

Market Risk

Portfolio Management Risk

Industry and Sector Risk

Portfolio Turnover Risk

Securities Lending Risk

Exchange Listing and Trading Issues Risk

Fluctuation of NAV and Market Price Risk

Authorized Participant Risk

Performance Benchmark Index	Russell 2500 Growth Index	Russell 2500 Growth Index Russell 2000 Growth Index

Please retain this Supplement with your records.

Janus Detroit Street Trust

Janus Henderson Small Cap Growth Alpha ETF

IMPORTANT NOTICE REGARDING INVESTMENT POLICY CHANGES

Supplement dated March 11, 2025

to Currently Effective Summary Prospectus

The Board of Trustees (the “Trustees”) of Janus Detroit Street Trust, on behalf of Janus Henderson Small Cap Growth Alpha ETF (the “Fund”) has approved changes to the Fund’s investment objective, 80% investment policy, and principal investment strategies as further described below. These changes are part of an initiative to reposition the Fund (the “Repositioning”) to shift its focus from utilizing a passive strategy that seeks investment results that correspond generally, before fees and expenses, to the performance of the Fund’s Underlying Index (as defined below) to an active, systematic strategy designed to select equity securities of small cap growth companies using a proprietary quantitative methodology.

The Repositioning will be effective on or about May 12, 2025 and the Fund’s summary prospectus will be updated accordingly.

A summary of the changes for the Fund follows:

Repositioning Element	Current	New
Investment Objective	The Fund seeks investment results that correspond generally, before fees and expenses, to the performance of its underlying index, the Janus Henderson Small Cap Growth Alpha Index (the “Underlying Index”).	The Fund seeks to provide long-term growth of capital.
Underlying Index	The Underlying Index is composed of common stocks of small-sized companies that are included in the Solactive Small Cap Index, a universe of 2,000 small-sized capitalization stocks. The Solactive Small Cap Index uses the total public market value, or “free-float,” capitalization of a stock to determine whether to include such stock in the Solactive Small Cap Index. The Underlying Index is designed to select small-sized capitalization stocks that are poised for “smart growth” by evaluating each company’s performance in three critical areas: growth, profitability, and capital efficiency. Using a proprietary quantitative methodology, such stocks are scored based on fundamental measures of their growth, profitability, and capital efficiency, and the top 10% of such eligible stocks scoring the highest become the constituents of the Underlying Index. To arrive at the top 10%, for each security in the stated universe, the quantitative methodology assigns a score in each of 10 different fundamental factors, relative to other eligible securities. The stocks with the highest 10% of scores are then weighted within the Underlying Index according to their market capitalization. Finally, the stocks are sector-weighted to reflect the sector allocation weight of Janus Henderson Venture Fund, based on its most recent publicly available holdings. A stock may not represent more than 3% of the Underlying Index. The Underlying Index seeks risk adjusted outperformance relative to a market capitalization weighted universe of small-sized capitalization growth stocks.	None. The Fund no longer seeks investment results that correspond to the performance of the Fund’s Underlying Index.

Repositioning Element	Current	New
80% Investment Policy	The Fund pursues its investment objective by normally investing at least 80% of its net assets (plus any borrowings for investment purposes) in the securities that comprise the Underlying Index.	The Fund will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of small-sized capitalization (“small cap”) companies selected for their growth potential.
Principal Investment Strategies	The Fund uses a “passive,” index-based approach in seeking performance that corresponds to the performance of the Underlying Index. The Fund generally will use a replication methodology, meaning it will invest in the securities composing the Underlying Index in proportion to the weightings in the Underlying Index. However, the Fund may utilize a sampling methodology under various circumstances in which it may not be possible or practicable to purchase all of the securities in the Underlying Index. The Fund may also invest in investments that are not included in the Underlying Index, but which the Adviser believes will help the Fund track the Underlying Index. Such investments include stocks, shares of other investment companies, cash and cash equivalents, including affiliated or non-affiliated money market funds (or unregistered cash management pooled investment vehicles that operate as money market funds).	The Fund uses an active, systematic strategy designed to select equity securities of small cap growth companies using a proprietary quantitative methodology. The Fund seeks to generate alpha and maximize expected excess returns by utilizing a set of proprietary factors or signals based on fundamental research. Alpha is a measure of how much the Fund outperforms relative to its performance benchmark index. The Fund utilizes portfolio optimization techniques to manage risk by maintaining characteristics that are similar to those of the performance benchmark index and to evaluate security combinations and weightings in an effort to construct the portfolio given the Fund’s performance benchmark index and target risk objective.
Principal Investment Risks

Market Risk

Equity Investing Risk

Small-Sized Companies Risk

Growth Securities Risk

Investment Style Risk

Industry and Sector Risk

Early Close/Trading Halt Risk

Index Tracking Risk

Index Provider Risk

Methodology and Model Risk

Passive Investment Risk.

Portfolio Turnover Risk

Securities Lending Risk

Exchange Listing and Trading Issues Risk

Fluctuation of NAV and Market Price Risk

Authorized Participant Risk

Equity Securities Risk

Small-Sized Companies Risk

Growth Securities Risk

Market Risk

Portfolio Management Risk

Industry and Sector Risk

Portfolio Turnover Risk

Securities Lending Risk

Exchange Listing and Trading Issues Risk

Fluctuation of NAV and Market Price Risk

Authorized Participant Risk

Please retain this Supplement with your records.

2

Janus Detroit Street Trust

Janus Henderson Small/Mid Cap Growth Alpha ETF

IMPORTANT NOTICE REGARDING INVESTMENT POLICY CHANGES

Supplement dated March 11, 2025

to Currently Effective Summary Prospectus

The Board of Trustees (the “Trustees”) of Janus Detroit Street Trust, on behalf of Janus Henderson Small/Mid Cap Growth Alpha ETF (the “Fund”), has approved changes to the Fund’s investment objective, 80% investment policy, and principal investment strategies as further described below. These changes are part of an initiative to reposition the Fund (the “Repositioning”) to shift its focus from utilizing a passive strategy that seeks investment results that correspond generally, before fees and expenses, to the performance of the Fund’s Underlying Index (as defined below) to an active, systematic strategy designed to select equity securities of small/mid cap growth companies using a proprietary quantitative methodology.

The Repositioning will be effective on or about May 12, 2025 and the Fund’s summary prospectus will be updated accordingly.

A summary of the changes for the Fund follows:

Repositioning Element	Current	New
Investment Objective	The Fund seeks investment results that correspond generally, before fees and expenses, to the performance of its underlying index, the Janus Henderson Small/Mid Cap Growth Alpha Index (the “Underlying Index”).	The Fund seeks to provide long-term growth of capital.
Underlying Index	The Underlying Index is composed of common stocks of small- and medium-sized companies that are included in the Solactive Small/Mid Cap Index, a universe of 2,500 small- and medium-sized capitalization stocks. The Solactive Small/Mid Cap Index uses the total public market value, or “free-float,” capitalization of a stock to determine whether to include such stock in the Solactive Small/Mid Cap Index. The Underlying Index is designed to select small- and medium-sized capitalization stocks that are poised for “smart growth” by evaluating each company’s performance in three critical areas: growth, profitability, and capital efficiency. Using a proprietary quantitative methodology, such stocks are scored based on fundamental measures of their growth, profitability, and capital efficiency, and the top 10% of such eligible stocks scoring the highest become the constituents of the Underlying Index. To arrive at the top 10%, for each security in the stated universe, the quantitative methodology assigns a score in each of 10 different fundamental factors, relative to other eligible securities. The stocks with the highest 10% of scores are then weighted within the Underlying Index according to their market capitalization. Finally, the stocks are sector-weighted to reflect the sector allocation weight of Janus Henderson Triton Fund, based on its most recent publicly available holdings. A stock may not represent more than 3% of the Underlying Index. The Underlying Index seeks risk adjusted outperformance relative to a market capitalization weighted universe of small- and medium-sized capitalization growth stocks.	None. The Fund no longer seeks investment results that correspond to the performance of the Fund’s Underlying Index.

Repositioning Element	Current	New
80% Investment Policy	The Fund pursues its investment objective by normally investing at least 80% of its net assets (plus any borrowings for investment purposes) in the securities that comprise the Underlying Index.

The Fund will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of small- and mid-sized capitalization (“small/mid cap”) companies selected for their growth potential.

Principal Investment Strategies

The Fund uses a “passive,” index-based approach in seeking performance that corresponds to the performance of the Underlying Index. The Fund generally will use a replication methodology, meaning it will invest in the securities composing the Underlying Index in proportion to the weightings in the Underlying Index. However, the Fund may utilize a sampling methodology under various circumstances in which it may not be possible or practicable to purchase all of the securities in the Underlying Index. The Fund may also invest in investments that are not included in the Underlying Index, but which the Adviser believes will help the Fund track the Underlying Index. Such investments include stocks, shares of other investment companies, cash and cash equivalents, including affiliated or non-affiliated money market funds (or unregistered cash management pooled investment vehicles that operate as money market funds).

The Fund uses an active, systematic strategy designed to select equity securities of small/mid cap growth companies using a proprietary quantitative methodology. The Fund seeks to generate alpha and maximize expected excess returns by utilizing a set of proprietary factors or signals based on fundamental research. Alpha is a measure of how much the Fund outperforms relative to its performance benchmark index. The Fund utilizes portfolio optimization techniques to manage risk by maintaining characteristics that are similar to those of the performance benchmark index and to evaluate security combinations and weightings in an effort to construct the portfolio given the Fund’s performance benchmark index and target risk objective.
Principal Investment Risks

Market Risk

Equity Investing Risk

Small- and Mid-Sized Companies Risk

Growth Securities Risk

Investment Style Risk

Industry and Sector Risk

Early Close/Trading Halt Risk

Index Tracking Risk

Index Provider Risk

Methodology and Model Risk

Passive Investment Risk.

Portfolio Turnover Risk

Securities Lending Risk

Exchange Listing and Trading Issues Risk

Fluctuation of NAV and Market Price Risk

Authorized Participant Risk

Equity Securities Risk

Small-and Mid- Sized Companies Risk

Growth Securities Risk

Market Risk

Portfolio Management Risk

Industry and Sector Risk

Portfolio Turnover Risk

Securities Lending Risk

Exchange Listing and Trading Issues Risk

Fluctuation of NAV and Market Price Risk

Authorized Participant Risk

Performance Benchmark Index	Russell 2500 Growth Index	Russell 2500 Growth Index Russell 2000 Growth Index

Please retain this Supplement with your records.

2